Derivative Financial Instruments - Interest rate swaps held for trading (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments
Recycled loss of cash flow hedges reclassified to profit or loss	[1]			$ (2,527)
Unrealized gain on derivatives held for trading		$ (1,411)	$ 2,174	(1,570)
Interest rate swaps held for trading
Disclosure of detailed information about financial instruments
Notional Amount		550,000	470,000
Unrealized gain on derivatives held for trading		$ (833)	2,174	$ (1,570)
Gaslog Partners with GasLog, fixed interest rate of 1.54%
Disclosure of detailed information about financial instruments
Fixed Interest Rate		1.54%
Notional Amount		$ 130,000	130,000
Trade date		Nov 2016
Effective date		Nov 2016
Termination date		July 2020
Gaslog Partners with GasLog, fixed interest rate of 1.63%
Disclosure of detailed information about financial instruments
Fixed Interest Rate		1.63%
Notional Amount		$ 130,000	130,000
Trade date		Nov 2016
Effective date		Nov 2016
Termination date		July 2021
Gaslog Partners with GasLog, fixed interest rate of 1.72%
Disclosure of detailed information about financial instruments
Fixed Interest Rate		1.72%
Notional Amount		$ 130,000	130,000
Trade date		Nov 2016
Effective date		Nov 2016
Termination date		July 2022
Gaslog Partners with GasLog, fixed interest rate of 2.19%
Disclosure of detailed information about financial instruments
Fixed Interest Rate		2.19%
Notional Amount		$ 80,000	$ 80,000
Trade date		July 2017
Effective date		July 2017
Termination date		June 2022
Gaslog Partners with GasLog, fixed interest rate of 3.15%
Disclosure of detailed information about financial instruments
Fixed Interest Rate		3.15%
Notional Amount		$ 80,000
Trade date		May 2018
Effective date		May 2018
Termination date		April 2023
Gaslog Partners with GasLog, fixed interest rate of 3.14%
Disclosure of detailed information about financial instruments
Fixed Interest Rate		3.14%
Trade date		Dec 2018
Effective date		Jan 2019
Termination date		Jan 2024

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).